Recent Accounting Pronouncements (Details) $ in Millions	Oct. 16, 2019 USD ($)
Minimum
Recent Accounting Pronouncements
Increase in allowance for credit loss	$ 2.3
Maximum
Recent Accounting Pronouncements
Increase in allowance for credit loss	$ 2.9